Variable interest entities	12 Months Ended
Dec. 31, 2021
Variable interest entities
Variable interest entities

17. Variable interest entities

Consolidated VIEs

Pursuant to US GAAP consolidation guidance, the Group consolidates certain VIEs for which it is considered the primary beneficiary, either directly or indirectly, through a consolidated entity or affiliate. See note 2 (“Summary of significant accounting policies—Consolidation”) for additional information with respect to the Group’s consolidation.

Consolidated VIEs include entities relating to the Group’s investment funds (BOF-C, Strategic Value and the Burford Advantage Fund), investment vehicles for sale and resale of the participation interests (Colorado) and acquisition of interests in secured promissory notes (Forest Hills Investments LLC).

The purpose of the investment funds is to provide strategy specific investment opportunities for investors in exchange for management and performance-based fees. The investment strategies of the funds differ by product, but the fundamental risks are similar, including loss of invested capital and loss of management and performance-based fees.

Colorado is an exempted company established to receive a portion of the Group’s interest in the YPF-related Petersen claims and provide a vehicle for the sale and resale of the participation interests.

The Group, together with BCIM Partners III, LP and BCIM Credit Opportunities LP acquired interest in certain secured promissory notes through Forest Hills Investments LLC. The secured promissory notes are legal finance investments with proceeds payable out of two underlying litigation matters. This structure provides for the sharing of the economics, interest payments and settlement cash flows among the Group, BCIM Partners III, LP and BCIM Credit Opportunities LP.

In prior periods, consolidated VIEs also included certain “carry pools” entities that were governed by a partnership agreement between the Company as the general partner and certain employees of the Group as limited partners. Limited partners were invited to join the partnership to acquire an interest in a portion of potential realized profits from qualifying capital provision assets held by the Group. The “carry pools” program was terminated during the year ended December 31, 2021, and replaced with the “phantom carry pool” program that no longer requires the use of a separate legal entity.

The Group provides revolving credit facilities to certain managed funds for capital calls as required. These revolving credit facilities are entirely discretionary insofar as the Group is not obligated to provide funding under the revolving credit facilities. There was no amount outstanding under the revolving credit facilities at December 31, 2021 and 2020, respectively.

The table below sets forth assets and liabilities of the consolidated VIEs at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Total assets	887,719	776,289
Total liabilities	(5,199)	(16,971)

The table below sets forth the income, proceeds, funding and cash balances of the consolidated VIEs at December 31, 2021, 2020 and 2019:

($ in thousands)	2021	2020	2019
Total income	13,167	609	123,859
Cash flows:
Proceeds	(139,825)	(32,943)	9,220
Funding	224,893	20,557	165,864
Cash balance	40,547	2,101	10,008
Restricted cash	-	-	95,226

The Group provides revolving credit facilities to certain managed funds for capital calls as required. These revolving credit facilities are entirely discretionary insofar as the Group is not obligated to provide funding under the revolving credit facilities. There was no amount outstanding under the revolving credit facilities at December 31, 2021 and 2020, respectively.

Unconsolidated VIEs

The Group’s maximum exposure to loss from the unconsolidated VIEs is the sum of capital provision assets, fee receivables, accrued income and loans to the unconsolidated VIEs and was $22,733,000 at December 31, 2021 (2020: $23,845,000).

The table below sets forth the Group’s maximum exposure to loss due to its involvement with the unconsolidated VIEs at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Total on balance sheet exposure	16,355	14,910
Off-balance sheet - undrawn commitments	6,378	8,935
Maximum exposure to loss	22,733	23,845